Shareholder Report, Average Annual Return (Details) 193198_FundX Future Fund Opportunities ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
FundX Future Fund Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FundX Future Fund Opportunities ETF (at NAV)
Average Annual Return, Percent	9.28%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Average Annual Return, Percent	11.82%